Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets
Beginning balance	$ 2,050	$ 1,044
Additions	1,533	1,305
Acquisitions through business combinations	61	1,559
Gain on modification	11
Depreciation	(1,985)	(1,908)
Interest expense	115	90
Derecognition of right-of-use assets due to sale of subsidiaries	(195)
Effect of foreign exchange rates	(13)	50
Ending balance	1,462	2,050
Lease liabilities
Beginning balance	1,934	1,111
Additions	1,533	1,305
Acquisitions through business combinations	61	1,559
Interest expense	115	90
Payments	(2,128)	(2,222)
Derecognition of lease liabilities due to sale of subsidiaries	(186)
Effect of foreign exchange rates	(142)	91
Ending balance	1,187	1,934
Lease liabilities - current	743	831
Lease liabilities - non-current	$ 444	$ 1,103